Organization and Description of Business (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Organization and Description of Business (Details Narrative)
Accumulated deficit	$ (15,185,187)	$ (11,630,660)
Working capital deficit	$ (1,071,809)